Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 28 – Subsequent events
Completion of the sale of Seadrill’s Saudi Arabian Jackup business
On September 1, 2022, Seadrill entered into a share purchase agreement (the “Jackup SPA”) with subsidiaries of ADES Arabia Holding Ltd. (together, “ADES”
)
for
 the sale of entities that own and operate seven jackup units (
AOD I
,
AOD II
,
AOD III
,
West Callisto
,
West Ariel
,
West Cressida
and
West Leda
) (the
“Jackup Sale”) in the Kingdom of Saudi Arabia (the “KSA Business”). As of October 18, 2022, the sale was closed in accordance with the Jackup SPA that was signed in September. The consideration for the Jackup Sale was $670 million, comprising initial consideration of $628 million and reimbursements to Seadrill of $50 million for estimated working capital and project costs spent, at the time of closing, in relation to the reactivation of the three stacked jackups: the
West Ariel
,
West Cressida
and
West Leda
, less $8 million held in escrow until completion of these rig reactivation projects. The consideration is subject to any further adjustment for working capital, project costs,

and other items. We have entered into a Transitional Services Agreement (TSA) with ADES whereby Seadrill will continue to provide operational and project support for the operating and reactivating rigs for a period of up to ninety days.
Debt facility payments
On October 18, 2022, in connection with the Jackup Sale, Seadrill made a mandatory payment of $204 million under its secured second lien debt facility. The payment was comprised of $192 million in debt principal, $10 million in exit fee, and $2 million in accrued interest. Furthermore, on November 14, 2022, Seadrill made a voluntary payment of $269 million under its second lien debt facility. This payment was comprised of $250 million in debt principal, $13 million in exit fee, and $6 million in accrued interest. As such, in total, post period Seadrill made payments under its second lien debt facility of $473 million, including $442 million in debt principal.

Note 34 – Subsequent events
The Company has evaluated subsequent events through April 29, 2022, the date the financial statements were available to be issued.

Emergence from Chapter 11
On February 22, 2022, Seadrill concluded its comprehensive restructuring process and emerged from Chapter 11 bankruptcy protection. The restructuring reduced debt obligations under external credit facilities from

$5,662 million to $683 million and raised an additional $350 million of liquidity through issuance of new debt. In addition, future obligations under finance lease arrangements in respect of the West Taurus, West Hercules and West Linus were substantially eliminated. Please see
“Note 4 – Chapter 11”
for further details.
NSNCo Emergence
On July 2, 2021, a RSA was reached with the NSNCo Noteholders with regards to a comprehensive restructuring of the debt facility. A key step in the RSA was the sale of the assets of SeaMex out of provisional liquidation to a newly incorporated wholly owned subsidiary of NSNCo under a share purchase agreement. On November 2, 2021, the sale of the assets of SeaMex to a subsidiary of NSNCo was completed.
NSNCo filed a
pre-packaged
bankruptcy that was heard on January 12, 2022 in a separate petition filing from Seadrill in U.S. Bankruptcy Court for the Southern District of Texas. NSNCo, soon to be Paratus Energy Services, emerged from their Chapter

11 on January 20, 2022. As a result, NSNCo’s net assets, which had a book value of $155 million as at December 31, 2021, and are shown within the held-for-sale
line items, were
de-recognized
and replaced with an equity method investment, representing the 35% retained interest. We anticipate that this will lead to an accounting loss on disposal to be recorded by Seadrill in its first quarter 2022 financial statements. We are still evaluating what the accounting loss will be.
In exchange for Seadrill being released from all guarantees and securities provided to the NSNCo lenders in respect of the notes, we disposed of 65% of our equity interest in NSNCo to the noteholders . Whilst these guarantees have substantial value to all parties, they are not reflected as a discrete liability on Seadrill’s balance sheet under applicable accounting rules. Accordingly, there will be no accounting gain when they are extinguished which is expected to result in the overall accounting loss of disposal referenced. In addition, Seadrill received improved payment priority on certain balances owed by SeaMex to Seadrill and reinstatement of management agreements for SeaMex. The notes were also reinstated on amended terms.
West Linus lease arrangement
On February 19, 2022, Seadrill signed a transition agreement with SFL pursuant to which the
West Linus
rig will be delivered back to SFL upon assignment of the ConocoPhilips drilling contract to SFL. Seadrill has been leasing the harsh environment jackup rig,
West Linus
, from SFL, which had been accounted for as a failed sale leaseback due to contractual purchase obligations in the original charter, resulting in Seadrill recognizing the rig asset on its balance sheet and fair value of the liability to SFL for future bareboat payments within LSTC. The Chapter 11 Proceedings afforded Seadrill the option to reject or amend the lease.
The interim transition bareboat agreement with SFL will see Seadrill continuing to operate the
West Linus
until the rig is handed back to SFL and a new Manager, Odfjell, for a period of time estimated to last approximately 6 to 9 months from Seadrill’s emergence. The amendment charter no longer contains a purchase obligation and will therefore result in the de-recognition
of the rig asset of $175 million and liability of $158 million at emergence from Chapter 11 on February 22, 2022. The interim transition bareboat agreement will be accounted for as a short-term operating lease.
Rig disposals
The
West Venture
was sold for scrapping to Rota Shipping Inc. for $7 million on January 19, 2022. As the rig was fully impaired the total consideration, less any costs to sell, will be recognized as a gain on disposal.
The
Sevan Driller
and the
Sevan Brasil
were sold to New Fortress Energy for $18 million and $6 million respectively on April 7, 2022.

Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through February 2
7
, 2023, the date the financial statements were available to be reissued.
Rig reactivations
Seadrill has commenced reactivation of five previously cold-stacked drilling units. Reactivation of the drillships
West Carina
and
West Jupiter
commenced in December 2021 and February 2022 respectively, with reactivation of the jackup rigs
West Ariel, West Leda,
and
West Cressida
commencing in April 2022.
Reactivation projects for the
West Carina
and
West Jupiter
are complete, with both rigs mobilizing for operations in Brazil. The
West Carina
commenced operations in November 2022 and the
West Jupiter
is expected to commence operations in December 2022. Reactivation projects for the
West Ariel
,
West Leda
, and
West Cressida
were handed over to ADES following the sale of jackup units described below.
Sale of jackup units in the Kingdom of Saudi Arabia
On September 1, 2022, Seadrill entered into the Jackup SPA with subsidiaries of ADES for the sale of the entities that own and operate seven jackup units (the
“Jackup Sale
”) in the Kingdom of Saudi Arabia (the “
KSA Business
”). The sale represented a strategic shift in Seadrill’s operations which will have a major effect on its operations and financial results going forward and therefore we have reclassified the KSA Business as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods. In addition, the assets and liabilities of the KSA Business were reclassified as held for sale as of September 1, 2022. We ceased all depreciation and amortization of held for sale non-current
assets at the point they qualified as held for sale.
On October 18, 2022, the Jackup Sale closed and the rigs
AOD I, AOD II, AOD III, West Callisto, West Ariel, West Cressida
, and
West Leda
are now owned by ADES. ADES employs the crews operating the rigs and holds the drilling contract related to the rigs. The consideration for the Jackup Sale was $670 million, comprising initial consideration of $628 million and reimbursements to Seadrill of $50 million for estimated working capital and project costs spent, at the time of closing, in relation to the reactivation of the three stacked jackups: the
West Ariel
,
West Cressida
and
West Leda
, less $8 million held in escrow until completion of these rig reactivation projects. The consideration is subject to any further adjustment for working capital, project costs, and other items. We have determined an accounting gain on disposal of $276 million, subject to final post-closing adjustments.
Paratus Energy Services Limited disposal
On September 30, 2022, Seadrill entered into share purchase agreements under which it agreed to sell its entire 35% shareholding in Paratus Energy Services Limited (“
PES
”) (formerly Seadrill New Finance Limited) and certain other interests (the “
PES Sale
”). PES is the entity through which investments in the SeaMex Group, Seabras Sapura, and Archer Ltd are held. The sale closed on February 24, 2023, following the satisfaction of customary closing conditions, including the approval of competition authorities in relevant jurisdictions.
Acquisition of Aquadrill
In December 2022, Seadrill entered into a definitive agreement to acquire Aquadrill (formerly Seadrill Partners) in an all-stock transaction. Upon completion of the transaction, Seadrill will own Aquadrill’s four drillships, one semi-submersible, and three tender-assist units. The deal is expected to close in mid-2023, subject to customary closing conditions and regulatory approvals.